Other Assets (Tables)	6 Months Ended
Jun. 30, 2018
Miscellaneous assets [Abstract]
Details of other assets

Details of other assets are as follows (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017
Prepaid expenses	165,150	130,245
Advance payments	24,879	18,363
Non-operative assets	327	376
Others	12,444	9,420

Total	202,800	158,404